Offerings - Offering: 1	Jul. 25, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650.00
Offering Note	There are being registered hereunder an indeterminate number of debt securities in one or more series of Canadian Natural Resources Limited (the "Registrant") as from time to time may be issued at prices determined at the time of issuance. Maximum aggregate offering price estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities act").